FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT - Liquidity Risk (Details) R$ in Thousands				12 Months Ended
	Mar. 30, 2020 USD ($)	Mar. 30, 2020 BRL (R$)	Feb. 14, 2020 BRL (R$)	Dec. 31, 2020 BRL (R$)	Dec. 31, 2019 BRL (R$)	Dec. 31, 2018 BRL (R$)	Feb. 28, 2020 USD ($)	Feb. 14, 2020 USD ($)	Feb. 14, 2020 BRL (R$)
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Disbursements received | R$				R$ 14,761,796	R$ 18,993,837	R$ 25,645,822
Liquidity risk | Export prepayment ("PPE") | Settlement of EPP, Maturity February 14, 2023
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Principle amount | $								$ 750,000,000
Transaction amount settled | R$			R$ 3,240,229
Liquidity risk | Export prepayment ("PPE") | Settlement of EPP, Maturity February 14, 2023 | LIBOR
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Interest rate adjustment								1.15%	1.15%
Interest rate basis			1.15% p.a. plus quarterly LIBOR
Liquidity risk | Export prepayment ("PPE") | New EPP transaction, Maturity February 13, 2026
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Principle amount								$ 850,000	R$ 3,672,259
Liquidity risk | Export prepayment ("PPE") | New EPP transaction, Maturity February 13, 2026 | LIBOR
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Interest rate adjustment								1.15%	1.15%
Interest rate basis			1.15% p.a. plus quarterly LIBOR
Liquidity risk | Make-whole Senior Notes ("Notes 2021") | LIBOR
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Principle amount | $							$ 189,630,000
Interest rate							5.875%
Liquidity risk | Revolving credit facility
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Disbursements received	$ 500,000,000	R$ 2,638,221
Liquidity risk | Revolving credit facility | LIBOR
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Interest rate adjustment	1.30%	1.30%
Interest rate basis	1.30% plus quarterly LIBOR	1.30% plus quarterly LIBOR